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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         (No. 33-63212)                                                [X]

         Pre-Effective Amendment No.                                   [ ]
                                     ----

         Post-Effective Amendment No. 30                               [X]
                                      ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940 (No. 811-7736)                                        [X]

         Amendment No. 32                                              [X]
                       ----

                        (Check appropriate box or boxes.)

JANUS ASPEN SERIES
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
--------------------------------------------------------------------------------
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
                                                --------------------------------

Thomas A. Early - 100 Fillmore Street, Denver, Colorado 80206-4928
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Offering: December 31, 2002

It is proposed that this filing will become effective (check appropriate box):
         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
         [ ] on (date) pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
         [X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485 on
             December 31, 2002
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                December 31, 2002



THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                 PRELIMINARY PROSPECTUS DATED OCTOBER 17, 2002



                                         Risk Managed Large Cap Growth Portfolio
                                         Risk Managed Large Cap Core Portfolio
                                         Mid Cap Value Portfolio
                                         Small Cap Value Portfolio



                               JANUS ASPEN SERIES

                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]


                This prospectus describes four series (the "Portfolios") with a variety of investment objectives, focused primarily on growth of capital. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Risk Managed Large Cap Growth Portfolio and Risk Managed Large Cap Core Portfolio (together, the "Risk Managed Portfolios") are subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Small Cap Value Portfolio is subadvised by Bay Isle Financial LLC ("Bay Isle"). Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell & Company ("Perkins"). Each of these Janus Aspen Series Portfolios currently offers one class of shares. The Service Shares (the "Shares"), are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                RISK/RETURN SUMMARY
                   The Portfolios...........................................    2
                   Fees and expenses........................................    5

                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   The Portfolios...........................................    6
                   General portfolio policies...............................    8
                   Risks....................................................   10

                MANAGEMENT OF THE PORTFOLIOS
                   Investment adviser.......................................   13
                   Management expenses......................................   13
                   Subadvisers..............................................   14
                   Bay Isle Portfolio managers..............................   15
                   INTECH Portfolio managers................................   15
                   Perkins Portfolio managers...............................   15

                OTHER INFORMATION...........................................   17

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   18
                   Taxes....................................................   18

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   19
                   Purchases................................................   19
                   Redemptions..............................................   20
                   Excessive trading........................................   20
                   Shareholder communications...............................   20

                FINANCIAL HIGHLIGHTS........................................   21

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   22
                   Futures, options and other derivatives...................   24
                   Other investments, strategies and/or techniques..........   25


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


THE PORTFOLIOS



          The Portfolios are designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS?


--------------------------------------------------------------------------------

          RISK MANAGED PORTFOLIOS - SUBADVISED BY INTECH





          - RISK MANAGED LARGE CAP GROWTH PORTFOLIO AND RISK MANAGED LARGE CAP CORE PORTFOLIO seek long-term growth of capital.





          MID CAP VALUE PORTFOLIO - SUBADVISED BY PERKINS


          - MID CAP VALUE PORTFOLIO seeks capital appreciation.


          SMALL CAP VALUE PORTFOLIO - SUBADVISED BY BAY ISLE



          - SMALL CAP VALUE PORTFOLIO seeks capital appreciation.



          The Portfolios' objectives and principal investment policies are non-fundamental policies, which means the Portfolios' Trustees may change these objectives or the Portfolios' principal investment policies without a shareholder vote. The Portfolios will notify you at least 60 days before making any changes to their objectives or principal investment policies. If there is a material change to a Portfolio's objective or principal investment policies, you should consider whether that Portfolio remains an appropriate investment for you. There is no guarantee that a Portfolio will meet its objective.



2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE PORTFOLIOS?



          Within the parameters of its specific investment policies discussed below, each Portfolio may invest without limit in foreign equity and debt securities.



          Within the parameters of its specific investment policies discussed below, each Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.



          RISK MANAGED PORTFOLIOS - SUBADVISED BY INTECH



          RISK MANAGED LARGE CAP GROWTH PORTFOLIO AND RISK MANAGED LARGE CAP CORE PORTFOLIO pursue their objectives by applying a mathematical portfolio management process to construct an investment portfolio from a universe of common stocks within their respective benchmark indices. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in each Portfolio's holdings. The primary aim of the strategies is to outperform their benchmark index. They pursue this goal by constructing portfolios of stocks with higher average stock volatility than the Portfolio's benchmark index and combining those stocks in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the index. The Risk Managed Portfolios' subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.


 2 Janus Aspen Series

          RISK MANAGED LARGE CAP GROWTH PORTFOLIO invests, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Portfolio's benchmark, which is the Russell 1000 Growth Index, among other risk techniques.



          RISK MANAGED LARGE CAP CORE PORTFOLIO invests, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential.





          MID CAP VALUE PORTFOLIO - SUBADVISED BY PERKINS



          MID CAP VALUE PORTFOLIO invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.



          Mid Cap Value Portfolio focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Mid Cap Value Portfolio's portfolio manager generally looks for companies with:



              - A low price relative to their assets, earnings, cash flow or business franchise



              - Products and services that give them a competitive advantage



              - Quality balance sheets and strong management.





          SMALL CAP VALUE PORTFOLIO - SUBADVISED BY BAY ISLE



          SMALL CAP VALUE PORTFOLIO uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. Small Cap Value Portfolio's portfolio managers generally look for companies:



              - That have strong fundamentals and strong management



              - Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value





          Small Cap Value Portfolio invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.



          For purposes of each Portfolio's 80% policies, net assets will take into account borrowings for investment purposes.


                                                          Risk return summary  3

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIOS?



          The biggest risk is that the Portfolios' returns may vary, and you could lose money. The Portfolios are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of a Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases or, in the case of Mid Cap Value Portfolio and Small Cap Value Portfolio, if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of a Portfolio's holdings could also decrease if the stock market goes down. If the value of a Portfolio's holdings decreases, that Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in a Portfolio you may get back less money.





          FOR THE RISK MANAGED PORTFOLIOS, the proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.





          MID CAP VALUE PORTFOLIO'S share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Portfolio's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks.



          SMALL CAP VALUE PORTFOLIO'S share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.




          An investment in these Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


          Since the Portfolios described in this Prospectus did not commence operations until December 31, 2002, performance information is not included for these Portfolios. The performance of these Portfolios will be compared to the following benchmarks:



              - Risk Managed Large Cap Growth Portfolio - Russell 1000 Growth
                Index



              - Risk Managed Large Cap Core Portfolio - S&P 500 Index





              - Mid Cap Value Portfolio - Russell Midcap Value Index



              - Small Cap Value Portfolio - Russell 2000 Value Index


 4 Janus Aspen Series

FEES AND EXPENSES


          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.



          ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. [TO BE UPDATED BY AMENDMENT]



                                                Distribution              Total Annual Fund                    Total Annual Fund
                                   Management     (12b-1)       Other     Operating Expenses       Total       Operating Expenses
                                      Fee         Fees(1)      Expenses   Without Waivers(2)      Waivers       With Waivers(2)
    Risk Managed Large Cap Growth
      Portfolio                                    0.25%            %                %                 %                  %
    Risk Managed Large Cap Core
      Portfolio                                    0.25%            %                %                 %                  %
    Mid Cap Value Portfolio                        0.25%            %                %                 %                  %
    Small Cap Value Portfolio                      0.25%            %                %                 %                  %



   (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.



   (2) Expenses are based upon the estimated expenses the Portfolio expects to incur during its initial fiscal year. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.




   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS (IF ANY). This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  1 Year     3 Years
                                                                  ------------------
    Risk Managed Large Cap Growth Portfolio                        $         $
    Risk Managed Large Cap Core Portfolio                          $         $
    Mid Cap Value Portfolio                                        $         $
    Small Cap Value Portfolio                                      $         $





                                                          Risk return summary  5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


THE PORTFOLIOS



          This section takes a closer look at the investment objectives of each of the Portfolios, their principal investment strategies and certain risks of investing in the Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES




RISK MANAGED PORTFOLIOS - SUBADVISED BY INTECH



          RISK MANAGED LARGE CAP GROWTH PORTFOLIO


          Risk Managed Large Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Portfolio's benchmark, which is the Russell 1000 Growth Index, among other risk techniques.



          RISK MANAGED LARGE CAP CORE PORTFOLIO


          Risk Managed Large Cap Core Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential.





MID CAP VALUE PORTFOLIO - SUBADVISED BY PERKINS



          MID CAP VALUE PORTFOLIO


          Mid Cap Value Portfolio seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.



SMALL CAP VALUE - SUBADVISED BY BAY ISLE



          SMALL CAP VALUE PORTFOLIO


          Small Cap Value Portfolio seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.




 6 Janus Aspen Series

The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.





1. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK MANAGED PORTFOLIOS?



          INTECH applies a mathematical portfolio management process to construct an investment portfolio for each Portfolio from a universe of common stocks. The formulas underlying the mathematical process were developed internally by INTECH. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in each Portfolio's holdings.



          The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of each Portfolio's benchmark over the long term, while controlling the risk relative to the benchmark by:



          - selecting stocks primarily from the universe of a Portfolio's benchmark;



          - periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of a Portfolio's holdings over time and rebalancing to the optimal weighting; and



          - monitoring the total risk and volatility of a Portfolio's holdings to maintain levels at or below the average risk and volatility of the benchmark index.



          The primary aim of the strategies is to outperform their benchmark index. They pursue this goal by constructing portfolios of stocks with higher average stock volatility than the Portfolio's benchmark index and combining those stocks in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. The Portfolios' subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.



          The Portfolios may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.



2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE PORTFOLIO?



          Mid Cap Value Portfolio's portfolio manager focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Portfolio look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.



3. HOW ARE COMMON STOCKS SELECTED BY BAY ISLE FOR SMALL CAP VALUE PORTFOLIO?



          Small Cap Value Portfolio's portfolio managers use fundamental analysis and proprietary valuation models to select a core holding of stocks for the Portfolio. The portfolio managers of Small Cap Value Portfolio generally look for companies with reasonably solid fundamentals, that are trading at a discount to their intrinsic investment value based on their assets, earnings, cash flow or franchise value. To a certain degree, the Small Cap Value Portfolio invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.




             Investment objectives, principal investment strategies and risks  7

4. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.


5. WHAT DOES "MARKET CAPITALIZATION" MEAN?



          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for the Portfolios offered by this Prospectus.





GENERAL PORTFOLIO POLICIES



          Unless otherwise stated, each of the following policies applies to all of the Portfolios described in this Prospectus. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION

          For the Mid Cap Value Portfolio and the Small Cap Value Portfolio, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolios' cash or similar investments may increase. In other words, the Portfolios do not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Portfolio's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Portfolio's cash position may also increase temporarily due to unusually large cash inflows.



          The Risk Managed Portfolios subadvised by INTECH normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Risk Managed Portfolios may use exchange traded funds as well as futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


          When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS

          The Portfolios invest primarily in domestic equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolios may


 8 Janus Aspen Series
          invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:


          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 20% of each Portfolio's assets)



          - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return


          - short sales (no more than 8% of a Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis



          ILLIQUID INVESTMENTS
          Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS

          Certain Portfolios may invest in special situations. A special situation arises when, in the opinion of a portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


          PORTFOLIO TURNOVER

          The Portfolios generally intend to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take


             Investment objectives, principal investment strategies and risks 9 advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments and the investment style of the portfolio manager. Changes are made in a Portfolio's holdings whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.



          The rebalancing techniques used by the Risk Managed Portfolios may result in a higher portfolio turnover compared to a "buy and hold" or index fund strategy. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.



RISKS



          Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.



The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.



1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.




2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?



          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Mid Cap Value Portfolio or Small Cap Value Portfolio may suffer. In general, each portfolio manager believes these risks are mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.





3. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic

 10 Janus Aspen Series
          securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:


          - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.


          Please refer to the SAI for a description of bond rating categories.



5. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?



          The Portfolios may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolios. However, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.





          The Risk Managed Portfolios' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.


            Investment objectives, principal investment strategies and risks  11

          The Risk Managed Portfolios normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may use futures and options and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.


 12 Janus Aspen Series

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Portfolios and is responsible for the day-to-day management of their investment portfolios and other business affairs of the Portfolios.


          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


          Janus Capital furnishes continuous advice and recommendations concerning each Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Portfolios and Janus Capital provides office space for the Portfolios and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.



          From their own assets, Janus Capital, Janus Distributors LLC or their affiliates may pay insurance companies, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting and other administrative services to contract owners in connection with investment in the Portfolios. These fees may be in addition to any 12b-1 fees or other fees paid from Portfolio assets to these financial intermediaries.




MANAGEMENT EXPENSES


          Each Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolios must pay. Janus Capital pays INTECH, Bay Isle and Perkins a subadvisory fee from its management fee for managing the Portfolios.


          The Shares of each Portfolio incur expenses not assumed by Janus Capital, including the distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Portfolios is subject to the following management fee schedule (expressed as an annual rate).


                          TO BE UPDATED BY AMENDMENT.



                                                     Average Daily
                                                      Net Assets         Annual Rate        Expense Limit
Portfolios                                           of Portfolio       Percentage (%)    Percentage (%)(1)
-----------------------------------------------------------------------------------------------------------
   Risk Managed Large Cap Growth Portfolio
   Risk Managed Large Cap Core Portfolio
   Mid Cap Value Portfolio
   Small Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Portfolios' expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements.




                                                Management of the Portfolios  13

SUBADVISERS



          BAY ISLE FINANCIAL LLC ("Bay Isle") serves as subadviser to Small Cap Value Portfolio. Bay Isle, 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987 and provides day-to-day management of the portfolio operations as subadviser of Small Cap Value Portfolio, as well as other mutual funds and separate accounts. As of December 31, 2002, Janus Capital indirectly owns all of the outstanding voting shares of Bay Isle.



          ENHANCED INVESTMENT TECHNOLOGIES, LLC ("INTECH") serves as subadviser to Risk Managed Large Cap Growth Portfolio and Risk Managed Large Cap Core Portfolio. INTECH, 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, also serves as investment adviser to separately managed accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk Managed Portfolios. As of December 31, 2002, Janus Capital indirectly owns 50.1% of the outstanding voting shares of INTECH.





          PERKINS, WOLF, MCDONNELL & COMPANY ("Perkins") serves as subadviser to Mid Cap Value Portfolio. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, IL 60604, has been in the investment management business since 1984 and provides day-to-day management of the portfolio operations as subadviser of Mid Cap Value Portfolio, as well as other mutual funds and separate accounts.


 14 Janus Aspen Series

BAY ISLE PORTFOLIO MANAGERS



JAKOB V. HOLM

--------------------------------------------------------------------------------

            is the Co-Manager for Small Cap Value Portfolio, which he has managed since inception. Mr. Holm joined Bay Isle in 2000 as a research analyst analyzing equity and fixed-income securities. Prior to joining Bay Isle Financial, Mr. Holm worked at Sand Hill Advisors as a research analyst. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.



WILLIAM F. K. SCHAFF

--------------------------------------------------------------------------------

            is the Co-Manager for Small Cap Value Portfolio, which he has managed since its inception. Mr. Schaff has been a portfolio manager since 1986. Mr. Schaff co-founded and was the Chief Executive Officer and Chief Investment Officer of Bay Isle Financial Corporation, the predecessor of Bay Isle. He is currently the Chief Executive Officer and Chief Investment Officer of Bay Isle. Mr. Schaff has earned the right to use the

            Chartered Financial Analyst designation.




INTECH PORTFOLIO MANAGERS



            No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk Managed Portfolios. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.



PERKINS PORTFOLIO MANAGERS



JEFF KAUTZ

--------------------------------------------------------------------------------

            is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. He has been a portfolio manager for Berger Mid Cap Value Fund since February 2002. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.



ROBERT H. PERKINS

-----------------------------------------------------------------------------

            is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. He has been a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund since 1998 and 1985, respectively.


                                                Management of the Portfolios  15

THOMAS M. PERKINS

--------------------------------------------------------------------------------

            has been the lead Co-Manager of Mid Cap Value Portfolio since its inception. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. He has been a portfolio manager for Berger Mid Cap Value Fund since its inception in 1998. Previously, he was a portfolio manager of valuation sensitive growth portfolios for Alliance Capital from 1984 to June 1998. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Portfolio's security selection.




 16 Janus Aspen Series

OTHER INFORMATION
--------------------------------------------------------------------------------




          DISTRIBUTION FEE


          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors LLC, the Portfolios' distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Portfolio is authorized to make payments to Janus Distributors LLC for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Shares' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.


          CONFLICTS OF INTEREST


          The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of any Portfolio to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.


          DISTRIBUTION OF THE PORTFOLIOS

          The Portfolios are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  17

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


          To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute net income and any net gains realized on its investments at least annually. A Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.


          DISTRIBUTION SCHEDULE

          Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June for all of the Portfolios.

          HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV


          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of a Portfolio's Shares. The Share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of a Portfolio declared a dividend in the amount of $0.25 per share. If the price of a Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.




TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIOS

          Dividends, interest and some gains received by the Portfolios on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

          The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 18 Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIOS DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN CONNECTION WITH A PARTICULAR CONTRACT AND CERTAIN CONTRACTS MAY LIMIT ALLOCATIONS AMONG THE PORTFOLIOS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolios are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


          Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares.



PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

          The Portfolios are not intended for excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. Each Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if a Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Portfolios may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolios' policy on market timing, see "Excessive Trading" on the next page.


          Although there is no present intention to do so, the Portfolios may discontinue sales of their Shares if management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in that Portfolio would be permitted to continue to authorize investment in that Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


                                                         Shareholder's guide  19

          The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of any Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are not intended for market timing or excessive trading. The Portfolios and their agents reserve the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolios. The Portfolios may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Portfolio believes are made on behalf of market timers.

          The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolios that they have authorized for investment. Each report will show the investments owned by each Portfolio and the market values thereof, as well as other information about the Portfolios and their operations. The Portfolios' fiscal year ends December 31.


 20 Janus Aspen Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------





          No financial highlights are presented for the Portfolios because they did not commence operations until December 31, 2002.


                                                        Financial highlights  21

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolios may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.


          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities representing their specific index.


          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a

 22 Janus Aspen Series
          security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

                                                Glossary of investment terms  23

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolios may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolios may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolios may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolios may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolios may purchase or write such options individually or in combination.


 24 Janus Aspen Series

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that a Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, a Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.


                                                Glossary of investment terms  25

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report (as they become
                     available), free of charge, by
                     contacting your plan sponsor or
                     visiting our Web site at janus.com.
                     Other information is also available
                     from financial intermediaries that
                     sell Shares of the Portfolios.


                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). You may also obtain
                     reports and other information about
                     the Portfolios from the Electronic
                     Data Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

                                  [JANUS LOGO]
                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020


                    Investment Company Act File No. 811-7736

                                       December 31, 2002



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.




                             SUBJECT TO COMPLETION


     PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 17, 2002



                                                Risk Managed Large Cap Growth
                                         Portfolio
                                         Risk Managed Large Cap Core Portfolio
                                         Mid Cap Value Portfolio
                                         Small Cap Value Portfolio


                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware business trust (now called a Delaware statutory trust). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Portfolio. In addition, a subadviser is responsible for the day-to-day operations of these Portfolios.



     The Service Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans.



     This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated December 31, 2002, which is incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Portfolios, are incorporated by reference into this SAI and are also available, without charge from your insurance company or plan sponsor.

[JANUS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                Classification, Investment Policies and Restrictions, and
                Investment Strategies and Risks.............................    2
                Investment Adviser and Subadvisers..........................   23
                Custodian, Transfer Agent and Certain Affiliations..........   28
                Portfolio Transactions and Brokerage........................   29
                Trustees and Officers.......................................   32
                Shares of the Trust.........................................   37
                   Net Asset Value Determination............................   37
                   Purchases................................................   37
                   Distribution and Shareholder Servicing Plan..............   38
                   Redemptions..............................................   38
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   40
                Principal Shareholders......................................   41
                Miscellaneous Information...................................   42
                   Shares of the Trust......................................   42
                   Shareholder Meetings.....................................   42
                   Voting Rights............................................   42
                   Independent Accountants..................................   43
                   Registration Statement...................................   43
                Performance Information.....................................   44
                Financial Statements........................................   45
                Appendix A..................................................   46
                   Explanation of Rating Categories.........................   46

CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION


          Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified.



          PORTFOLIO SUBADVISED BY BAY ISLE. Bay Isle Financial LLC ("Bay Isle") is the subadviser for Small Cap Value Portfolio. This Portfolio is a diversified fund.



          PORTFOLIO SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell & Company ("Perkins") is the subadviser for Mid Cap Value Portfolio. This Portfolio is a diversified fund.



          PORTFOLIOS SUBADVISED BY INTECH. Enhanced Investment Technologies LLC ("INTECH") is the subadviser for Risk Managed Large Cap Growth Portfolio and Risk Managed Large Cap Core Portfolio (together, the "Risk Managed Portfolios"). The Risk Managed Portfolios are both diversified funds.


INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

          The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios.


          Each Portfolio may not:



          (1) With respect to 75% of its total assets, each Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.



          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities).


          (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolios from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

          (7) Borrow money except that the Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolios may not issue "senior securities" in contravention of the 1940 Act.

          As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.

          The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) A Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.


          (b) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.


          (c) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (e) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (f) The Portfolios may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

          For purposes of the Portfolios' restriction on investing in a particular industry, the Portfolios will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.



INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, a Portfolio's cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolios may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").


          The Risk Managed Portfolios, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These Portfolios may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These Portfolios may invest in government securities and other short-term, interest-bearing securities without regard to the Portfolio's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or INTECH, its subadviser, believes market, economic or political conditions warrant a temporary defensive position.


Illiquid Investments

          Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, a Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.

          Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending

          Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, but it will generally call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Foreign Securities

          Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Portfolios' performance may depend on issues other than the performance of a particular company. These issues include:

          CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Short Sales

          Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.


          The Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets.


Zero Coupon, Step Coupon and Pay-In-Kind Securities


          Within the parameters of its specific investment policies, each Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Code, a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each

          PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.


Investment Company Securities


          From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.


          Investment companies may include index-based investments such as exchange traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading as a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.


Depositary Receipts

          The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' prospectus.

Municipal Obligations

          The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by that Portfolio at a specified price.

          TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolios will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds


          No Portfolio intends to invest 20% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


          Any Portfolio may also invest in unrated bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bonds will be included in each Portfolio's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investments grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

Defaulted Securities

          A Portfolio will invest in defaulted securities only when its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.

          The Portfolios intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolios will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolios hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.


          The Risk Managed Portfolios may enter into futures to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Portfolio may also enter into futures contracts to protect that Portfolio from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company's stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company's stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures

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

          contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

          The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a

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

          Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

          The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

          The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.

          A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

          The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price.

          If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.


          A Portfolio may write straddles (combinations of put and call options on the same underlying security) which are generally a non-hedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Portfolio has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.


          EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market.

          For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------


INVESTMENT ADVISER -- JANUS CAPITAL MANAGEMENT LLC


          As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolios or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios.



          The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not affiliated with Janus Capital and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.


          Each Portfolio has agreed to compensate Janus Capital for its services
          by the monthly payment of a fee at the annual rate of     % of the
          average daily net assets of each Portfolio. [TO BE UPDATED BY
          AMENDMENT]



          Janus Capital has agreed to reimburse each Portfolio by the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described below, brokerage commissions, interest,
          taxes and extraordinary expenses, exceed an annual rate of     % of
          the average daily net assets of the Portfolio until at least the next annual renewal of the advisory agreements. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the above expense limitation. [TO BE UPDATED BY AMENDMENT]





          APPROVAL OF INVESTMENT ADVISORY AGREEMENTS



          [TO BE UPDATED UPON APPROVAL OF AGREEMENTS] Each Portfolio's Investment Advisory Agreement was approved by vote of the trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" as defined by the 1940 Act of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Investment Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting
          called for the purpose of voting on such approval. In           2002,
          the Trustees held a meeting to decide whether to approve the Investment Advisory Agreements. In preparation for their meeting, the trustees requested and reviewed a wide variety of materials, including materials provided by Janus Capital. In addition, the Independent Trustees received advice from counsel to the Independent Trustees. At
          the           2002 meeting, the trustees, including a majority of
          Independent Trustees, approved each Investment Advisory Agreement based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Portfolios under the Agreements, including

          Janus Capital's personnel, experience and compliance program and the resources and investment process provided by Janus Capital, (2) the expenses under the Agreements and how those expenses compared to those of other comparable mutual funds, and (3) the profitability of Janus Capital. Based on the Trustees' deliberations and its evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.





          [UPDATE]



          [Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), is a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.



          Stilwell has announced its intention to merge its operations into a unified organization named Janus Capital Management Inc. ("JCMI"). JCMI will be a publicly traded holding company with principal operations in financial asset management businesses. Subsequent to the merger, Janus Capital will be a direct subsidiary of JCMI and JCMI will own 92% of Janus Capital, with the remaining 8% held by certain Janus Capital employees. The transaction is expected to be completed as of December 31, 2002.]



          Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital or the subadviser, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or the subadviser. If, however, a number of accounts managed by Janus Capital or the subadviser are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital or the subadviser. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital or the subadviser. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.



          With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital or the subadviser, accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.


          Janus Capital or the subadviser is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.




          Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.


          Each account managed by Janus Capital or its subadviser has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.



          Janus Capital does not permit its portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and the Portfolios and employees of, and certain persons working on a contractual basis for, Janus Capital and certain of its subsidiaries. The Code of Ethics is on file with and available through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Portfolios and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolios.



          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading. The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital. INTECH, Bay Isle and Perkins are not subject to Janus Capital's Code of Ethics, but have each adopted a Code of Ethics, which complies with rule 17j-1 under the 1940 Act.





SUBADVISERS



          Janus Capital has entered into subadvisory agreements ("Subadvisory Agreements") on behalf of the Portfolios. The Subadvisory Agreements obligate INTECH, Bay Isle and Perkins (each a "subadviser," and together the "subadvisers") to: (i) make investment decisions on behalf of their respective Portfolios, (ii) place all orders for the purchase and sale of investments for their respective Portfolios with brokers or dealers selected by the subadviser (in the case of INTECH) or selected by Janus Capital (in the case of Bay Isle and Perkins), and (iii) perform certain limited related administrative functions in connection therewith.

          ENHANCED INVESTMENT TECHNOLOGIES, LLC



          Enhanced Investment Technologies, LLC ("INTECH"), 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, serves as subadviser to Risk Managed Large Cap Growth Portfolio and Risk Managed Large Cap Core Portfolio. INTECH has been in the investment advisory business since 1987. INTECH serves as investment adviser or subadviser to separately managed accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Portfolios. As of December 31, 2002, Janus Capital indirectly owns 50.1% of the outstanding voting shares of INTECH.



          BAY ISLE FINANCIAL LLC



          Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, serves as subadviser to Small Cap Value Portfolio. Bay Isle has been in the investment advisory business since 1987. Bay Isle serves as investment adviser or subadviser to mutual funds, institutional and individual separate accounts. As subadviser, Bay Isle provides day-to-day management of the investment operations of the Portfolio. As of December 31, 2002, Janus Capital indirectly owns 100% of the outstanding voting shares of Bay Isle.



          PERKINS, WOLF, MCDONNELL & COMPANY



          Perkins, Wolf, McDonnell & Company ("Perkins"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, serves as subadviser to Mid Cap Value Portfolio. Perkins has been in the investment management business since 1984. As subadviser, Perkins provides day-to-day management of the investment operations of the Portfolio.



          APPROVAL OF SUBADVISORY AGREEMENTS FOR THE PORTFOLIOS



          Under the Subadvisory Agreements between Janus Capital and the subadvisers, the subadvisers are responsible for day-to-day investment management of the Portfolios. Investments will be acquired, held or disposed of, consistent with the investment objectives and policies established by the Trustees. Each Subadvisory Agreement provides that the subadviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio it subadvises, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.



          The Portfolios pay no fees directly to the subadviser. Under each Agreement, the subadviser is compensated by Janus Capital according to the following schedule:



          Portfolio                                                     Subadviser   Annual Rate
          Risk Managed Large Cap Growth Portfolio                        INTECH
          Risk Managed Large Cap Core Portfolio                          INTECH
          Mid Cap Value Portfolio                                        Perkins
          Small Cap Value Portfolio                                      Bay Isle



          Each Subadvisory Agreement will continue in effect until           ,
          20 , and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the Trustees of the Portfolio who are not "interested persons" (as that term is defined in the 1940 Act) of the Portfolio. Each Subadvisory Agreement is subject to termination by the Portfolio or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.



          [TO BE UPDATED UPON APPROVAL OF AGREEMENTS]


          The Portfolio's Subadvisory Agreements were approved by vote of the Independent Trustees cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Subadvisory Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting
          on such approval. In           2002, the Trustees held a meeting to
          decide whether to approve the Subadvisory Agreements. In preparation for their meeting, the Trustees requested and reviewed a wide variety of materials, including materials provided by Janus Capital and the subadvisers. In addition, the Independent Trustees received advice
          from counsel to the Independent Trustees. At the           2002
          meeting, the Trustees, including a majority of Independent Trustees, approved each Subadvisory Agreement based on their consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Portfolio under the Agreement, including the subadviser's personnel, experience and compliance program and the resources and investment process provided by the subadviser, and the subadviser's performance record for comparably managed accounts (2) the expenses under the Agreements and how those expenses compared to those of other comparable mutual funds, and (3) the profitability of the subadviser. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940
          Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.


          Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Services Corporation is not compensated for its services related to the Shares, except for out-of-pocket costs. [ADD ANY ADMIN. FEES FOR NEW PORTFOLIOS]



          The Portfolios pay DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the equity portfolios for the use of DST's shareholder accounting system.



          The Trustees have authorized the Portfolios to use an affiliate of DST as introducing broker for certain Portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Portfolio under its waiver agreement, and such Portfolio receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."


          Janus Distributors LLC ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


          With respect to the Portfolios subadvised by Bay Isle and Perkins, Janus Capital places the portfolio transactions of the Portfolios. In certain cases, Janus Capital may delegate placement of brokerage to the subadviser. With respect to the Risk Managed Portfolios, INTECH places portfolio transactions using its proprietary trade system software.



          Janus Capital and the subadvisers have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital or a subadviser may be permitted to pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.





          Janus Capital or the subadvisers consider a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's or the subadviser's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; and rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses. In addition, Janus Capital, Bay Isle or Perkins may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital, Bay Isle or Perkins may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital or the subadviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or the subadviser. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital or the subadviser in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's and the subadvisers' own research efforts. Most brokers and dealers used by Janus Capital, Bay Isle and Perkins provide research and other services described above. Much of the research provided to Janus Capital or the subadvisers by broker-dealers would otherwise be available to Janus Capital or a subadviser for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital or a subadviser through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital or a subadviser may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital or a subadviser may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital or a subadviser with research services and/or products.



          Brokerage commissions may be paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios.



          Janus Capital, Bay Isle and Perkins may use research products and services in servicing other accounts in addition to the Portfolios. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital or a subadviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital or a subadviser may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital or a subadviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital or a subadviser.



          Janus Capital and the subadvisers do not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. Janus Capital does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolios. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services. Bay Isle and Perkins may make their own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to that subadviser's clients, including the Portfolios.



          INTECH does not consider research services in selecting brokers. For the Risk Managed Portfolios, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.


          Janus Capital may consider sales of Portfolio Shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio Shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing Portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.


          The Portfolios' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms.


          The Portfolios may also place trades with E*Trade Securities ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Janus Capital owns, in the aggregate, more than 5% of the outstanding securities of E*Trade Group on behalf of various client accounts. By virtue of such ownership, E*Trade Group may be considered an affiliate of Janus Capital for 1940 Act purposes. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Portfolios, E*Trade is considered an affiliated broker of the Portfolios.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

          The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.


          Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus
          Capital: Janus Investment Fund and Janus Adviser Series. Collectively, these three registered investment companies consist of 59 series or funds.


          The Portfolios' officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Adviser Series.


------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                        FUND COMPLEX     OTHER
 NAME, AGE AND        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 ADDRESS              WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    President        5/93-9/02        Until July 1, 2002, President   59               N/A
 100 Fillmore Street                                    and Chief Executive Officer of
 Denver, CO 80206     Chairman         5/93-Present     Janus Capital. Formerly,
 Age 65               and Trustee                       President and Director
                                                        (1994-2002) of Janus
                                                        Foundation; Chairman and
                                                        Director (1978-2002) of Janus
                                                        Capital Corporation; and
                                                        Director (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    59               Founding
 100 Fillmore Street                                    Chief Operating Officer of The                   Director and
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Board Chair,
 Age 45                                                 private family foundation).                      Solar
                                                        Formerly, Director of                            Development
                                                        Investments (1991-1998) of The                   Foundation;
                                                        John D. and Catherine T.                         Trustee and
                                                        MacArthur Foundation (a                          Vice President,
                                                        private family foundation).                      Asian Cultural
                                                                                                         Council.
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   59               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board,
 100 Fillmore Street                                    Natural History. Formerly,                       Divergence LLC;
 Denver, CO 80206                                       Senior Vice President                            Director of
 Age 64                                                 (1987-1997) of Booz- Allen &                     A.M. Castle &
                                                        Hamilton, Inc. (a management                     Co., Harris
                                                        consulting firm).                                Insight Funds,
                                                                                                         W.W. Grainger,
                                                                                                         Inc.; Trustee
                                                                                                         of WTTW
                                                                                                         (Chicago public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Trustee          9/93-Present     Private Investor. Formerly      59               N/A
 100 Fillmore Street                                    (1997-1998) Chief Financial
 Denver, CO 80206                                       Officer - Boston Market
 Age 59                                                 Concepts, Boston Chicken,
                                                        Inc., Golden, CO (a restaurant
                                                        chain).
------------------------------------------------------------------------------------------------------------------------


* The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                        FUND COMPLEX     OTHER
 NAME, AGE AND        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 ADDRESS              WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CNTD.)
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Professor of Business,          59               Director of
 100 Fillmore Street                                    University of Colorado,                          Optika, Inc.
 Denver, CO 80206                                       Colorado Springs, CO.                            and NeoCore
 Age 59                                                 Formerly, Distinguished                          Corp.
                                                        Visiting Professor of Business
                                                        (2001-2002), Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Phoenix, AZ; and Principal
                                                        (1988-1999) of Phillips-Smith
                                                        Retail Group, Colorado
                                                        Springs, CO (a venture capital
                                                        firm).
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          9/93-Present     Corporate Vice President and    59               N/A
 100 Fillmore Street                                    General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 58                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          9/93-Present     Consultant                      59               N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 64
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AND                                        LENGTH OF
 ADDRESS              POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Thomas A. Early*     Vice President and General      3/98-Present   Chief Administrative Officer, Vice President, General
 100 Fillmore Street  Counsel                                        Counsel, Secretary and Interim Director of Janus Capital;
 Denver, CO 80206                                                    Vice President, General Counsel and Secretary of Janus
 Age 47                                                              Distributors; Vice President, General Counsel, Secretary and
                                                                     Director of Janus Services, Janus Capital International LLC
                                                                     and Janus Institutional Services LLC; Vice President,
                                                                     General Counsel and Director to Janus International (Asia)
                                                                     Limited and Janus International Limited; Vice President,
                                                                     General Counsel and Secretary to the Janus Foundation; and
                                                                     Director for Janus Capital Trust Manager Limited and Janus
                                                                     World Funds. Formerly, Director (2001) of Janus
                                                                     Distributors, Inc.; Vice President, General Counsel,
                                                                     Secretary and Director (2000-2002) of Janus International
                                                                     Holding, Inc.; and Executive Vice President and General
                                                                     Counsel/Mutual Funds (1994-1998) of Prudential Insurance
                                                                     Company.
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe*      Vice President                  12/99-Present  Vice President and Assistant General Counsel to Janus
 100 Fillmore Street                                                 Capital, Janus Distributors and Janus Services. Formerly,
 Denver, CO 80206                                                    Assistant Vice President (1997-1999) and Associate Counsel
 Age 37                                                              (1995-1999) for Janus Capital Corporation and Assistant Vice
                                                                     President (1998-2000) for Janus Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Anita E. Falicia**   Assistant Treasurer             4/00-10/02     Vice President of Investment Accounting of Janus Capital.
 100 Fillmore Street                                                 Formerly, Assistant Vice President (2000-2002) of Investment
 Denver, CO 80206     Treasurer and Chief Accounting  10/02-Present  Accounting of Janus Capital or Janus Capital Corporation;
 Age 34               Officer                                        Director (1999-2000) of Investment Accounting of Janus
                                                                     Capital Corporation; and Director (1997-1999) of Fund
                      Vice President, Chief           10/02-Present  Accounting of Janus Capital Corporation.
                      Financial Officer and
                      Principal Accounting Officer
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott        Vice President and Secretary    12/99-Present  Vice President of Domestic Funds and Assistant General
 Howes*                                                              Counsel of Janus Capital, Janus Distributors and Janus
 100 Fillmore Street                                                 Services. Formerly, Assistant Vice President (1997-1999) of
 Denver, CO 80206                                                    Janus Capital Corporation; Chief Compliance Officer,
 Age 37                                                              Director and President (1997-1999) of Janus Distributors,
                                                                     Inc.; and Assistant Vice President (1998-2000) of Janus
                                                                     Service Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski*   Vice President                  6/02-Present   Vice President and Chief Compliance Officer of Janus Capital
 100 Fillmore Street                                                 and Janus Distributors LLC; and Assistant Vice President of
 Denver, CO 80206                                                    Janus Services LLC. Formerly, Senior Vice President and
 Age 45                                                              Director (1985-2000) of Mutual Fund Compliance for Van
                                                                     Kampen Funds.
---------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr*      Vice President and Chief        9/01-9/02      Vice President of Finance, Treasurer, Chief Financial
 100 Fillmore Street  Financial Officer                              Officer and Interim Director of Janus Capital; Vice
 Denver, CO 80206                                                    President of Finance, Treasurer and Chief Financial Officer
 Age 41               President and Chief Executive   9/02-Present   of Janus Services and Janus International Limited; Vice
                      Officer                                        President of Finance, Treasurer, Chief Financial Officer and
                                                                     Director of Janus Distributors, Janus Capital International
                                                                     LLC and Janus Institutional Services LLC; and Director of
                                                                     Janus Capital Trust Manager Limited and Janus World Funds.
                                                                     Formerly, Vice President of Finance, Treasurer, Chief
                                                                     Financial Officer (2001-2002) and Director (2002) of Janus
                                                                     International Holding, Inc.; Managing Director, Treasurer
                                                                     and Head of Corporate Finance and Reporting (1998-2001) for
                                                                     Putnam Investments; and Senior Vice President of Financial
                                                                     Planning and Analysis (1996-1998) for Lehman Brothers, Inc.
---------------------------------------------------------------------------------------------------------------------------------
 Heidi J. Walter*     Vice President                  4/00-Present   Vice President and Assistant General Counsel to Janus
 100 Fillmore Street                                                 Capital and Janus Services. Formerly, Vice President and
 Denver, CO 80206                                                    Senior Legal Counsel (1995-1999) for Stein Roe & Farnham,
 Age 35                                                              Inc.
---------------------------------------------------------------------------------------------------------------------------------


* "Interested person" of the Trust by virtue of positions with Janus Capital.

          The Trustees are responsible for major decisions relating to each Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           NUMBER OF MEETINGS HELD
                           FUNCTIONS                                     MEMBERS                           DURING LAST FISCAL YEAR
----------------------------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE           Reviews the financial reporting process, the  John W. McCarter, Jr. (Chairman)  4
                           system of internal control, the audit         Dennis B. Mullen
                           process, and the Trusts' process for          William D. Stewart
                           monitoring compliance with investment
                           restrictions and applicable laws and the
                           Trusts' Code of Ethics.
----------------------------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE       Reviews and makes recommendations regarding   James T. Rothe (Chairman)         5
                           matters related to the Trusts' use of         William F. McCalpin
                           brokerage commissions and placement of        Dennis B. Mullen
                           portfolio transactions.
----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE    Reviews various matters related to the        Martin H. Waldinger (Chairman)    4
                           operations of the Janus Money Market Funds,   William F. McCalpin
                           including compliance with each Trust's Money  James T. Rothe
                           Market Fund Procedures.
----------------------------------------------------------------------------------------------------------------------------------
 NOMINATING AND            Identifies and recommends individuals for     Dennis B. Mullen (Chairman)       5
 GOVERNANCE COMMITTEE      Trustee membership, consults with Management  John W. McCarter, Jr.
                           in planning Trustee meetings, and oversees    William D. Stewart
                           the administration of, and ensures the
                           compliance with, the Governance Procedures
                           and Guidelines adopted by the Trusts.
----------------------------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE         Determines the fair value of restricted       William D. Stewart (Chairman)     15
                           securities and other securities for which     James T. Rothe
                           market quotations are not readily available,  Martin H. Waldinger pursuant to procedures adopted by the
                           Trustees.
----------------------------------------------------------------------------------------------------------------------------------

          The table below gives the dollar range of shares of each Portfolio described in this SAI, as well as the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001. No shares were held by the Trustees as of December 31, 2001 since the Portfolios didn't commence operations until December 31, 2002.



-------------------------------------------------------------------------------------------------
                        DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                        EQUITY SECURITIES IN  REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
    NAME OF TRUSTEE     THE PORTFOLIOS        IN JANUS FUNDS
-------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY       None                  Over $100,000
-------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN+   None                  Over $100,000
-------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER,      None                  None
 JR.+
-------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN       None                  Over $100,000
-------------------------------------------------------------------------------------------------
 JAMES T. ROTHE         None                  Over $100,000
-------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART     None                  Over $100,000
-------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER    None                  Over $100,000
-------------------------------------------------------------------------------------------------

+ Trustee since June 2002.


          As of December 31, 2001, none of the Independent Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors or their control persons.


          The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds.


                                                              Aggregate Compensation       Total Compensation
                                                              from the Portfolios for   from the Janus Funds for
                                                                 fiscal year ended         calendar year ended
Name of Person, Position                                       December 31, 2001(1)       December 31, 2001(2)
-----------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee(3)                               $0                      $      0
William F. McCalpin, Trustee(4)                                         $0                      $      0(5)
John W. McCarter, Jr., Trustee(4)                                       $0                      $      0(5)
Dennis B. Mullen, Trustee(4)                                            $0                      $185,000
James T. Rothe, Trustee(4)                                              $0                      $185,000
William D. Stewart, Trustee(4)                                          $0                      $185,000
Martin H. Waldinger, Trustee(4)                                         $0                      $185,000



(1) Risk Managed Large Cap Growth Portfolio, Risk Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio had not commenced operations as of December 31, 2001. The aggregate compensation to be paid by these Portfolios is estimated for the first full year as follows:
    [TO BE UPDATED BY AMENDMENT]


(2) As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.


(3) Mr. Bailey is being treated as an interested person of the Portfolios and Janus Capital and is compensated by Janus Capital.


(4) Independent Trustee.


(5) Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Janus Funds during the period shown in the table.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION


          As stated in the Portfolios' Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of each Portfolio is not determined on days the NYSE is closed. The per Share NAV of the Shares of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").



          A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the exchange or market on which that security is traded, and before the Portfolio calculates its NAV per Share, then that security may be valued in good faith under the Valuation Procedures.


PURCHASES

          Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolios are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a Portfolio or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


          Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar
          activities. On                     , Trustees unanimously approved the
          Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of 12b-1 Trustees.



REDEMPTIONS


          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolios to sell their Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

          It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code ("Code"). In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.


          Certain Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolios if these instruments appreciate in value, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed.


          Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each Portfolio which will reduce its investment company taxable income.

          Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


          The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of each Portfolio. As of December 31, 2002, all of the outstanding Shares of the Portfolios were owned by Janus Capital, which provided seed capital for the Portfolios.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


          Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust (now called a Delaware statutory trust) on May 20, 1993. As of the date of this SAI, the Trust consists of eighteen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and five of which offers one class of shares.


SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.


          The Portfolios discussed in this SAI each offer one class of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.


SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. A shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.


          The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Portfolios, audit the Portfolios' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


          Quotations of average annual total return for the Shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Shares of such Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the Shares of a Portfolio on an annual basis, and assume that all dividends and distributions are reinvested when paid. No performance information is available for the Portfolios because they did not commence operations until December 31, 2002.





          From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolios may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Lehman Brothers Government/Credit Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell Mid Cap Growth Index, the Russell 2000 Growth Index, the Russell 3000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Value Index, the Russell Mid Cap Value Index, the Standard and Poor's 600 Small Cap Index, the Dow Jones World Index, the Standard & Poor's/ BARRA Value Index, Standard & Poor's/BARRA Growth Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index, the Investment Week 100 Index and the Nasdaq composite. In addition, the Portfolios may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. The Portfolios may also compare their performance to the record of global market indicators, such as Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolios and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolios' investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


          Financial Statements are not presented because the Portfolios did not commence operations until December 31, 2002.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
          Non-Investment Grade
          BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper-medium grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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

                                  [JANUS LOGO]
                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                               JANUS ASPEN SERIES

                           PART C - OTHER INFORMATION
ITEM 23  Exhibits

         Exhibit 1   (a)   Trust Instrument dated May 19, 1993, is incorporated
                           herein by reference to Registrant's Registration
                           Statement on Form N-1A filed with the Securities and Exchange Commission on May 20, 1993 (File No.
                           33-63212).

                     (b) Amendments to Trust Instrument are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                     (c) Amendment to Trust Instrument dated December 10, 1996 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                     (d) Amendment to Trust Instrument dated September 14, 1999 is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                     (e) Amendment to Trust Instrument dated December 14, 1999 is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 23, filed on February 16, 2000 (File No. 33-63212).

                     (f) Form of Amendment to Trust Instrument dated July 28, 2000, is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (g) Form of Amendment to Trust Instrument dated August 1, 2000, is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (h) Form of Amendment to Trust Instrument dated February 12, 2000, is incorporated herein by reference to
                           Exhibit 1(h) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (i) Form of Amendment to Trust Instrument dated July 31, 2001, is incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                     (j) Amendment to Trust Instrument dated September 13, 2001, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                     (k) Fourteenth Amendment to Trust Instrument dated September 18, 2002, is filed herein as Exhibit 1(k).

                     (l) Fifteenth Amendment to Trust Instrument dated October 14, 2002, is filed herein as Exhibit 1(l).

         Exhibit 2   (a)   Restated Bylaws are incorporated herein by reference
                           to Exhibit 2(a) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                     (b) First Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                     (c) Second Amendment to Bylaws dated September 18, 2002, is filed herein as Exhibit 2(c).

         Exhibit 3         Not Applicable

         Exhibit 4   (a)   Investment Advisory Agreement for Growth Portfolio,
                           Aggressive Growth Portfolio, Worldwide Growth
                           Portfolio, Balanced Portfolio, Flexible Income
                           Portfolio and Short-Term Bond Portfolio is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 15, filed on February
                           27, 1998 (File No. 33-63212).

                     (b) Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                     (c) Investment Advisory Agreement for Money Market Portfolio is incorporated herein by reference to
                           Exhibit 5(c) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                     (d) Investment Advisory Agreement for High-Yield Portfolio is incorporated herein by reference to
                           Exhibit 5(d) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                     (e) Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to
                           Exhibit 5(e) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                     (f) Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                     (g) Form of Investment Advisory Agreement for Growth and Income Portfolio is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File No. 33-63212).

                     (h) Investment Advisory Agreement for Global Life Sciences Portfolio is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                     (i) Investment Advisory Agreement for Global Technology Portfolio is incorporated herein by reference to
                           Exhibit 4(i) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                     (j) Investment Advisory Agreement for Strategic Value Portfolio is incorporated herein by reference to
                           Exhibit 4(j) to Post-Effective Amendment 23, filed on February 16, 2000 (File No. 33-63212).

                     (k) Amendment to Investment Advisory Agreement for Growth Portfolio is incorporated herein by reference to
                           Exhibit 4(k) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                     (l) Amendment to Investment Advisory Agreement for Aggressive Growth Portfolio is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                     (m) Amendment to Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                     (n) Amendment to Investment Advisory Agreement for Balanced Portfolio is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                     (o) Amendment to Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                     (p) Amendment to Investment Advisory Agreement for Growth and Income Portfolio is incorporated herein by reference to Exhibit 4(p) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                     (q) Amendment to Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to Exhibit 4(q) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                     (r) Amendment to Investment Advisory Agreement for Worldwide Growth Portfolio is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                     (s) Form of Investment Advisory Agreement for Global Value Portfolio dated March 13, 2001 is incorporated herein by reference to Exhibit 4(s) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (t) Form of Amendment to Investment Advisory Agreement for Core Equity Portfolio dated July 31, 2001, is incorporated herein by reference to Exhibit 4(t) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                     (u) Form of Investment Advisory Agreement for Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Core Equity Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Global Value Portfolio, Growth and Income Portfolio, Growth Portfolio, International Growth Portfolio, Money Market Portfolio, Strategic Value Portfolio and Worldwide Growth Portfolio is incorporated herein by reference to Exhibit 4(u) to Post-Effective Amendment No. 28, filed on February 21, 2002 (File No. 33-63212).

                     (v) Form of Transfer and Assumption Agreement between Janus Capital Corporation and Janus Capital Management LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 4(v) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

                     (w) Form of Investment Advisory Agreement for Risk Managed Large Cap Growth Portfolio to be filed by amendment.

                     (x) Form of Investment Advisory Agreement for Risk Managed Large Cap Core Portfolio to be filed by amendment.

                     (y) Form of Investment Advisory Agreement for Mid Cap Value Portfolio to be filed by amendment.

                     (z) Form of Investment Advisory Agreement for Small Cap Value Portfolio to be filed by amendment.

         Exhibit 5   (a)   Amended Distribution Agreement is incorporated herein
                           by reference to Post-Effective Amendment No. 17, filed on February 26, 1999 (File No. 33-63212).

                     (b) Amended Distribution Agreement dated September 14, 1999 is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                     (c) Form of Distribution and Shareholder Services Agreement for Service Shares for Qualified Plans is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                     (d) Form of Distribution and Shareholder Services Agreement for Service Shares for Insurance Companies is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                     (e) Form of Amended and Restated Distribution Agreement, dated September 13, 2001, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                     (f) Form of Distribution and Shareholder Services Agreement for Service II Shares for Qualified Plans is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                     (g) Form of Distribution and Shareholder Services Agreement for Service II Shares for Insurance Companies is incorporated herein by reference to
                           Exhibit 5(g) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                     (h) Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

                     (i) Amended and Restated Distribution Agreement between Janus Aspen Series and Janus Distributors LLC, dated June 18, 2002, is filed herein as Exhibit 5(i).

         Exhibit 6         Not Applicable

         Exhibit 7   (a)   Form of Custody Agreement between Janus Aspen Series
                           and Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 8(a) to Post-Effective
                           Amendment No. 11, filed on April 30, 1997 (File No.
                           33-63212).

                     (b) Form of Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                     (c) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                     (d) Form of Custodian Agreement between Janus Aspen Series and United Missouri Bank, N.A. is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                     (e) Amendment dated October 11, 1995 of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                     (f) Letter Agreement dated September 10, 1996 regarding State Street Custodian is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 9, filed on October 24, 1996 (File No. 33-63212).

                     (g) Form of Subcustodian Contract between United Missouri Bank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 9, filed on October 24, 1996 (File No. 33-63212).

                     (h) Form of Letter Agreement dated September 9, 1997, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 14, filed on October 24, 1997 (File No. 33-63212).

                     (i) Form of Global Custody Services Agreement dated March 11, 1999 with Citibank N.A. is incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 19, filed on April 30, 1999 (File No. 33-63212).

                     (j) Form of Letter Agreement dated December 17, 1999 regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 7(j) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                     (k) Amendment to Custodian Contract is incorporated herein by reference to Exhibit 7(k) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                     (l) Foreign Custody Agreement to State Street Bank and Trust Company Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(l) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (m) Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A., dated December 5, 2000, is incorporated herein by reference to Exhibit 7(m) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (n) Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(n) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (o) Form of Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(o) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (p) Form of Letter Agreement with State Street Bank and Trust Company, dated May 1, 2001, is incorporated herein by reference to Exhibit 7(p) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (q) Form of Letter Agreement with State Street Bank and Trust Company, dated June 1, 2001, is incorporated herein by reference to Exhibit 7(q) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                     (r) Form of Letter Agreement with State Street Bank and Trust Company, dated December 31, 2002, is filed herein as Exhibit 7(r).

                     (s) Form of Letter Agreement with State Street Bank and Trust Company, dated December 31, 2002, is filed herein as Exhibit 7(s).

         Exhibit 8   (a)   Transfer Agency Agreement with Janus Service
                           Corporation is incorporated herein by reference to
                           Exhibit 9(a) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                     (b) Transfer Agency Agreement as amended May 1, 1997 is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                     (c) Form of Model Participation Agreement is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                     (d) Form of Amended and Restated Transfer Agency Agreement, dated September 13, 2001, is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                     (e) Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

                     (f) Amended and Restated Transfer Agency Agreement between Janus Aspen Series and Janus Services LLC, dated June 18, 2002, is filed herein as Exhibit 8(f).

         Exhibit 9   (a)   Opinion and Consent of Fund Counsel with respect to
                           shares of Growth Portfolio, Aggressive Growth
                           Portfolio, Worldwide Growth Portfolio, Balanced
                           Portfolio, Flexible Income Portfolio and Short-Term
                           Bond Portfolio is incorporated herein by reference to
                           Exhibit 10 to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                     (b) Opinion and Consent of Fund Counsel with respect to shares of International Growth Portfolio is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                     (c) Opinion and Consent of Fund Counsel with respect to shares of Money Market Portfolio is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                     (d) Opinion and Consent of Fund Counsel with respect to High-Yield Portfolio is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                     (e) Opinion and Consent of Fund Counsel with respect to Equity Income Portfolio and Capital Appreciation Portfolio is incorporated herein by reference to
                           Exhibit 10(e) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                     (f) Opinion and Consent of Fund Counsel with respect to Growth and Income Portfolio is incorporated herein by reference to Exhibit 10(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File No. 33-63212).

                     (g) Opinion and Consent of Fund Counsel with respect to Service Shares of all the Portfolios is incorporated herein by reference to Exhibit 9(i) to Post-Effective Amendment 20, filed on October 26, 1999 (File No. 33-63212).

                     (h) Opinion and Consent of Fund Counsel with respect to Global Life Sciences Portfolio and Global Technology Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(j) to Post-Effective Amendment No. 21, filed on November 1, 1999 (File No. 33-63212).

                     (i) Opinion and Consent of Fund Counsel with respect to Strategic Value Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 23, filed on February 16, 2000 (File No. 33-63212).

                     (j) Opinion and Consent of Fund Counsel with respect to Global Value Portfolio for Service Shares, dated February 13, 2001, is incorporated herein to Exhibit 9(l) to Post- Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                     (k) Opinion and Consent of Fund Counsel with respect to Service II Shares of International Growth Portfolio, Worldwide Growth Portfolio and Global Technology Portfolio is incorporated herein by reference to
                           Exhibit 9(k) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                     (l) Opinion and Consent of Fund Counsel with respect to Service Shares of Risk Managed Large Cap Growth Portfolio, Risk Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio is filed herein as Exhibit 9(l).

         Exhibit 10 Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

         Exhibit 11        Not Applicable

         Exhibit 12        Not Applicable

         Exhibit 13  (a)   Form of Distribution and Shareholder Servicing Plan
                           for Service Shares between Janus Distributors, Inc.
                           and Janus Aspen Series is incorporated herein by reference to Exhibit 13(b) to Post-Effective
                           Amendment No. 20, filed on October 26, 1999 (File No.
                           33-63212).

                     (b) Form of Distribution and Shareholder Servicing Plan for Service II Shares between Janus Distributors, Inc. and Janus Aspen Series, dated October 18, 2001, is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

         Exhibit 14        Not Applicable

         Exhibit 15  (a)   Rule 18f-3 Plan dated December 10, 1996 is
                           incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 10, filed on February
                           13, 1997 (File No. 33-63212).

                     (b) Amendment to Rule 18f-3 Plan dated June 15, 1999 is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 19, filed on June 21, 1999 (File No. 33-63212).

                     (c) Amendment to Rule 18f-3 Plan dated September 14, 1999 is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                     (d) Form of Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                     (e) Amended and Restated Rule 18f-3 Plan, dated September 13, 2001, is incorporated herein by reference to
                           Exhibit 15(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

         Exhibit 16  (a)   Code of Ethics is incorporated herein by reference to
                           Exhibit 16(a) to Post-Effective Amendment No. 24, filed on April 24, 2000 (File No. 33-63212).

                     (b) Amended Janus Ethics Rules are incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                     (c) Amended Janus Ethics Rules are incorporated herein by reference to Exhibit 16(c) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                     (d) Amended Janus Ethics Rules are incorporated herein by reference to Exhibit 16(d) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).


         Exhibit 17 Powers of Attorney are incorporated herein by reference to Exhibit 17 to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

ITEM 24. Persons Controlled by or Under Common Control with Registrant

         None

ITEM 25. Indemnification

         Article IX of Janus Aspen Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 26. Business and Other Connections of Investment Adviser

         The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Trustees and Officers" in the Statements of Additional Information included in this Registration Statement. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:

Name and Principal
Business Address               Adviser/Affiliated Entity Name             Position with Adviser or Affiliated Entity
------------------             ------------------------------             ------------------------------------------
Robin C. Beery*                Janus Capital Management LLC               Vice President and Chief Marketing Officer

James P. Goff*                 Janus Capital Management LLC               Vice President and Director of Research

* Principal address is 100 Fillmore Street, Denver, Colorado 80206-4928.

R. Timothy Hudner*             Janus Capital Management LLC               Vice President and Chief Operations Officer

                               Janus Services LLC                         President

Name and Principal
Business Address               Adviser/Affiliated Entity Name             Position with Adviser or Affiliated Entity
------------------             ------------------------------             ------------------------------------------
Mark B. Whiston*               Janus Capital Management LLC               Chief Executive Officer and President
                               Janus Distributors LLC                     President
                               Janus Capital International LLC            Co-Chief Executive Officer and President
                               Janus International (Asia) Limited         President and Director
                               Janus International Limited                President, Director and Chairman
                               Janus Institutional Services LLC           President
                               Janus Capital Trust Management Limited     Director
                               Janus World Funds Plc.                     Director
                               Janus World Principal Protected Funds      Director

*  Principal address is 100 Fillmore Street, Denver, Colorado 80206-4928.

Name                             Position with Adviser                      Other Business Affiliations
----                             ---------------------                      ---------------------------
Danny R. Carpenter**             Interim Director                           Executive Vice President
                                                                            Stilwell Financial, Inc.
                                                                            920 Main Street, 21st Floor
                                                                            Kansas City, MO 64105

Daniel P. Connealy**             Interim Director                           Vice President and Chief Financial
                                                                            Officer
                                                                            Stilwell Financial, Inc.
                                                                            920 Main Street, 21st Floor
                                                                            Kansas City, MO 64105

Gwen E. Royle**                  Interim Director                           Vice President and Secretary
                                                                            Stilwell Financial, Inc.
                                                                            920 Main Street, 21st Floor
                                                                            Kansas City, MO 64105

**  Serving as Interim Director until permanent Board of Directors is selected.


ITEM 27. Principal Underwriters

         (a) Janus Distributors LLC ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Investment Fund and Janus Adviser Series.

         (b) The principal business address, positions with Janus Distributors and positions with Registrant of Thomas A. Early, Bonnie M. Howe, Kelley Abbott Howes, David R. Kowalski and Loren M. Starr, officers and directors of Janus Distributors, are described under "Trustees and Officers" in the Statements of Additional Information included in this

                  Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:

                  Name                       Position with Janus Distributors
                  ----                       --------------------------------
                  Nigel J. Austin*           Vice President
                  Matthew R. Luoma*          Vice President of Taxation
                  Mark B. Whiston*           President

                  * Messrs. Austin, Luoma and Whiston do not hold any positions with the Registrant. Their principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

         (c) Not Applicable.

ITEM 28. Location of Accounts and Records

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Management LLC and Janus Services LLC, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4928 and by State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043.

ITEM 29. Management Services

         The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.

ITEM 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 17th day of October, 2002.


                                     JANUS ASPEN SERIES


                                     By:  /s/ Loren M. Starr
                                          --------------------------------------
                                          Loren M. Starr, President and Chief
                                          Executive Officer

         Janus Aspen Series is organized under a Trust Instrument dated May 19, 1993 under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                               Date
---------                           -----                               ----
/s/ Loren M. Starr                  President and Chief Executive       October 17, 2002
-----------------------             Officer (Principal Executive
Loren M. Starr                      Officer)


/s/ Anita E. Falicia                Vice President, Chief Financial     October 17, 2002
-----------------------             Officer and Treasurer
Anita E. Falicia                    (Principal Financial Officer
                                    and Principal Accounting Officer)

Thomas H. Bailey*                  Trustee                             October 17, 2002
------------------------
Thomas H. Bailey

William F. McCalpin*               Trustee                             October 17, 2002
------------------------
William F. McCalpin

John W. McCarter, Jr.*             Trustee                             October 17, 2002
------------------------
John W. McCarter, Jr.

Dennis B. Mullen*                  Trustee                             October 17, 2002
------------------------
Dennis B. Mullen

James T. Rothe*                    Trustee                             October 17, 2002
------------------------
James T. Rothe

William D. Stewart*                Trustee                             October 17, 2002
------------------------
William D. Stewart

Martin H. Waldinger*               Trustee                             October 17, 2002
------------------------
Martin H. Waldinger


/s/ Thomas A. Early
------------------------
*By  Thomas A. Early
     Attorney-in-Fact

                                INDEX OF EXHIBITS




                  Exhibit Number         Exhibit Title
                  --------------         -------------
                  Exhibit 1(k)           Fourteenth Amendment to Trust Instrument

                  Exhibit 1(l)           Fifteenth Amendment to Trust Instrument
                  Exhibit 2(c)           Second Amendment to Bylaws

                  Exhibit 5(i)           Amended and Restated Distribution Agreement

                  Exhibit 7(r)           Form of Letter Agreement with State Street Bank and
                                         Trust Company

                  Exhibit 7(s)           Form of Letter Agreement with State Street Bank and
                                         Trust Company

                  Exhibit 8(f)           Amended and Restated Transfer Agency Agreement

                  Exhibit 9(l)           Opinion and Consent of Fund Counsel with
                                         respect to Service Shares of Risk Managed
                                         Large Cap Growth Portfolio, Risk Managed Large Cap
                                         Core Portfolio, Mid Cap Value
                                         Portfolio and Small Cap Value Portfolio

                  Exhibit 10             Consent of PricewaterhouseCoopers LLP